ALPHATRADE.COM
                      Suite 1322 - 1111 West Georgia Street
                       Vancouver, British Columbia, Canada
                                     V6E 4M3


                                December 8, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

To whom it may concern:

     In connection with the our response to comments regarding our Form 8-K/A For AlphaTrade.com (the "Company"), SEC File No. 0-25631, the Company hereby acknowledges that:

     o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     In addition to the above, the Company is aware that the Division of Enforcement has access to all information provided to the staff of the Division of Corporation Finance in its review of the Company's filing or in response to comments on the filing.

                                                     Sincerely,

                                                     ALPHATRADE.COM


                                                     By: /s/ Penny Perfect
                                                        -----------------------
                                                             Penny Perfect
                                                    Its: Chief Executive Officer